Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
From April 1, 2024 to December 31, 2024	$ 3,136
2025/2024	4,263	$ 4,173
2026/2025	4,362	4,270
2027/2026	4,463	4,369
2028/2027	4,567	4,470
2028		4,574
Thereafter	2,113
Thereafter		2,119
Total undiscounted future cash flows	22,904	23,975
Less: Imputed interest	(5,710)	(6,220)
Total	$ 17,194	$ 17,755